Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document And Entity Information
Document Type	6-K
Entity Registrant Name	KNOT Offshore Partners LP
Entity Central Index Key	0001564180
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity File Number	001-35866
Entity Address, Address Line One	2 Queen’s Cross,
Entity Address, Postal Zip Code	AB15 4YB
Entity Address, City or Town	Aberdeen, Aberdeenshire
Entity Address, Country	GB
Current Fiscal Year End Date	--12-31
Amendment Flag	false